Right-of-Use Assets	6 Months Ended
Jul. 31, 2019
Right-of-use Assets
Right-of-Use Assets

15	Right-of-use assets

The Group leases warehouse, retail and office facilities. The leases typically run for a period of 3 years with an option to renew the lease after that date. Lease payments are renegotiated every resigning period to reflect market rentals. Some leases provide for additional rent payments that are based on changes in local price indices. For certain leases, the Group is restricted from entering into any sub-leasing arrangements.

The Group also leases IT equipment and other point of sale equipment.

Information about leases for which the Group is a lessee is presented below:

Right-of-use assets

Right-of-use assets related to leased properties that do not meet the definition of investment property are presented as property, plant and equipment (see note 8).

	Land & Buildings	Plant, furniture, fittings and motor vehicles	Total
	NZ $000’s	NZ $000’s	NZ $000’s
Balance as at 1 February	26,933	542	27,475
Additions to right-of-use-assets	2,481	72	2,553
Depreciation charge for the year	(4,224)	(121)	(4,345)
Balance at 31 July 2019	25,190	493	25,683

Amounts recognised in profit or loss

2019
NZ $000’s
Interest of lease liabilities	857

Extension options

Some property leases contain extension options exercisable by the Group up to one year before the end of the non-cancellable contract period. Where practicable, the Group seeks to include extension options in new leases to provide operational flexibility. The extension options held are exercisable only by the Group and not by the lessors. The Group assesses at lease commencement date whether it is reasonably certain to exercise the extension options. The Group reassesses whether it is reasonably certain to exercise the options if there is a significant event or significant changes in circumstances within its control.